Acquisition of Taminco - Acquisition Related Intangible Asset Valuations (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended
Feb. 15, 2012
Acquired Finite-Lived Intangible Assets [Line Items]
As of the Acquisition	$ 636
Regulatory costs [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated Useful Lives	3 years
As of the Acquisition	6
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated Useful Lives	12 years
As of the Acquisition	346
Technology, Patents and License Costs [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated Useful Lives	10 years
As of the Acquisition	94
Various Contracts [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated Useful Lives	8 years
As of the Acquisition	186
Leasehold Improvements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated Useful Lives	44 years
As of the Acquisition	$ 4